PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property divestments	CAD 56,196	CAD 670,364	CAD 286,614
Gain on divestment of assets	CAD 78,400	CAD 559,235